Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 86.1%
Communication Services — 13.1%
Diversified Telecommunication Services — 2.7%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	750,000	$613,170 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,090,000	1,658,729 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	470,000	169,531 *(a)(c)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,150,000	415,402 *(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	210,000	185,850 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	750,000	643,718 (a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	73,890
Fibercop SpA, Senior Secured Notes	7.200%	7/18/36	406,000	408,529 (a)(b)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	330,000	333,285 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,090,000	1,132,678 (a)
Total Diversified Telecommunication Services				5,634,782
Entertainment — 1.3%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	670,000	697,504 (a)(b)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	488,000	421,449
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	2,290,000	1,544,754
Total Entertainment				2,663,707
Media — 6.7%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	540,000	562,464 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	640,000	585,652 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	322,336 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,830,000	1,729,003 (b)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	630,000	640,507 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	170,000	169,281 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	590,000	586,899 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	980,000	1,036,736 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	2,365,000	2,547,495 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	1,401,269	1,383,977 (b)(d)
EW Scripps Co., Senior Secured Notes	9.875%	8/15/30	650,000	611,655 (a)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	90,000	82,422 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	490,000	492,887 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	456,000	392,405 (a)(b)
United Group BV, Senior Secured Notes	5.250%	2/1/30	540,000 EUR	628,366 (e)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	490,000	516,321 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	960,000	878,949 (a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	500,000 GBP	657,843 (a)(b)
Total Media				13,825,198
Wireless Telecommunication Services — 2.4%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	930,000	853,613 (a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	2,210,000	1,435,319 (a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	602,549 (b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	$1,407,174 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	450,000 GBP	555,583 (a)
Total Wireless Telecommunication Services				4,854,238

Total Communication Services				26,977,925
Consumer Discretionary — 15.6%
Automobile Components — 1.9%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	270,000	281,331 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	730,000	756,897 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	360,000	376,663 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,380,000	1,426,977 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,090,000	1,045,998 (a)(b)
Total Automobile Components				3,887,866
Automobiles — 1.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	490,000	420,232 (b)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	500,000	532,595 (b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,230,000	1,149,963 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,830,000	1,452,936 (a)(b)
Total Automobiles				3,555,726
Broadline Retail — 0.8%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,120,000	1,233,490 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	500,000	475,658 (e)
Total Broadline Retail				1,709,148
Diversified Consumer Services — 0.4%
Service Corp. International, Senior Notes	7.500%	4/1/27	690,000	716,371 (b)
Hotels, Restaurants & Leisure — 8.3%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	360,000	369,291 (a)(b)
Carnival Corp., Senior Notes	5.875%	6/15/31	100,000	102,577 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,280,000	1,315,237 (a)(b)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,760,000 EUR	2,933,473 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,660,000	1,590,514 (a)(b)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	90,000	92,168
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,260,000	1,216,069 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	640,000	667,541
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	530,000	512,613 (a)(b)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,410,000	1,430,953 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,810,000	1,825,906 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,170,000	1,191,617 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	680,000	638,504
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	764,000	765,170 (a)(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	160,000	159,175 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	850,000	845,789 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	1,030,000	1,028,676 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	360,000	387,735 (a)(b)
Total Hotels, Restaurants & Leisure				17,073,008
Household Durables — 0.8%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,140,000	1,151,029 (a)(b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Household Durables — continued
Newell Brands Inc., Senior Notes	8.500%	6/1/28	400,000	$423,290 (a)
Total Household Durables				1,574,319
Specialty Retail — 1.5%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,270,000	1,260,066 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	176,700 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	590,000	468,590 (a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	560,000	581,576 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	720,000	706,703 (a)(b)
Total Specialty Retail				3,193,635
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	1,072,000	434,160 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	40,200	9,749 (a)
Total Textiles, Apparel & Luxury Goods				443,909

Total Consumer Discretionary				32,153,982
Consumer Staples — 1.0%
Beverages — 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,250,000	1,222,200 (a)
Food Products — 0.4%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	710,000	756,150 (a)

Total Consumer Staples				1,978,350
Energy — 15.7%
Energy Equipment & Services — 1.0%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	500,000	518,112 (a)(b)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,020,000	1,065,665 (a)
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	490,545	536,214 (a)
Total Energy Equipment & Services				2,119,991
Oil, Gas & Consumable Fuels — 14.7%
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,190,000	1,221,245 (a)(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	785,506 (b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	236,743 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	288,000	299,875 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	510,000	498,629 (a)(b)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,310,000	1,330,305 (a)(b)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	703,946 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,050,000	1,514,040 (b)(f)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	680,000	677,300 (b)(g)(h)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	670,000	681,366 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	500,000	444,246 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,609,910 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	378,378	372,703 (a)(h)(i)(j)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,644,535 (a)(b)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	306,365 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	400,000	407,709 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,910,000	$2,889,055 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	650,000	528,853 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,500,000	1,021,875 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	205,144
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,022,000	2,320,832 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	441,560 (b)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	250,000	261,457 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	332,475 (a)(b)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	320,000	319,396 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,509,472 (b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	3,480,000	3,457,978 (a)(b)(g)(h)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	500,000	557,037 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	310,000	325,523 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	570,000	551,637 (a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	421,648 (b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	385,843
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	588,356 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,474,607 (f)
Total Oil, Gas & Consumable Fuels				30,327,171

Total Energy				32,447,162
Financials — 12.9%
Banks — 5.9%
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (2.720% to 8/11/26 then 5 year Treasury Constant Maturity Rate + 2.000%)	2.720%	8/11/31	1,000,000	974,685 (e)(h)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,000,000	1,002,468 (b)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,400,000	1,473,819 (a)(b)(g)(h)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	260,000	265,202 (g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,177,668 (a)(b)(g)(h)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	950,000	1,105,536 (b)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,250,000	2,255,280 (a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	420,000	432,421 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,360,000	2,540,847 (f)(g)(h)
Total Banks				12,227,926
Capital Markets — 1.1%
Credit Suisse AG AT1 Claim	—	—	4,900,000	0 *(i)(j)(k)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	510,000	524,575 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	330,000	349,070 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	600,000	610,148 (a)(g)(h)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	260,000	$265,340 (a)(g)(h)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000	549,219 (a)(g)(h)
Total Capital Markets				2,298,352
Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	4,000,000	3,558,198 (f)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	145,972 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	1,120,000	1,146,040 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	310,000	324,854 (a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000	997,372 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,040,000	1,087,245 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	760,000	782,515 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	459,255	408,270 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	500,000	526,562 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	930,000	896,097 (a)(b)
Total Financial Services				9,873,125
Insurance — 0.3%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	280,000	287,498 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	410,000	425,747 (a)
Total Insurance				713,245
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	690,000	718,670 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	810,000	849,855 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				1,568,525

Total Financials				26,681,173
Health Care — 5.8%
Health Care Providers & Services — 2.6%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,300,000	1,034,766 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	250,000	213,331 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,310,000	2,447,401 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	1,100,000	1,115,441 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	630,000	663,008 (a)(b)
Total Health Care Providers & Services				5,473,947
Pharmaceuticals — 3.2%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,540,000	1,600,285 (a)(b)
Amneal Pharmaceuticals LLC, Senior Secured Notes	6.875%	8/1/32	570,000	587,194 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	460,000	459,282 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	160,000	126,000 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	840,000	758,927 (a)(b)
Par Pharmaceutical Inc., Escrow	—	—	310,000	0 *(a)(i)(j)(k)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	686,594 (b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	2,260,000	$2,325,651
Total Pharmaceuticals				6,543,933

Total Health Care				12,017,880
Industrials — 10.1%
Aerospace & Defense — 1.6%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	120,000	123,591 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	150,000	155,431 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	620,000	647,426 (a)(b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,900,000	2,005,520 (a)(b)
Bombardier Inc., Senior Notes	7.000%	6/1/32	310,000	324,081 (a)
Total Aerospace & Defense				3,256,049
Building Products — 0.8%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	210,000	217,762 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,310,000	1,351,889 (a)(b)
Total Building Products				1,569,651
Commercial Services & Supplies — 2.9%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,380,000	1,461,486 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,350,000	1,489,122 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	440,000	465,622
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	440,000	459,880 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	690,000	724,944 (a)(b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,420,000	1,441,961 (a)(b)
Total Commercial Services & Supplies				6,043,015
Construction & Engineering — 1.1%
Arcosa Inc., Senior Notes	6.875%	8/15/32	260,000	271,430 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	750,000	765,287 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,040,000	1,168,397 (a)(b)
Total Construction & Engineering				2,205,114
Ground Transportation — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	980,000	908,715 (a)(b)
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	436,282 (a)
Machinery — 0.4%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	920,000	936,408 (a)
Passenger Airlines — 2.2%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	2,220,000	2,278,968 (a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	520,000	545,257 (a)(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	695,484 (b)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	450,000	447,509 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	1,022,635	483,195 (a)(d)
Total Passenger Airlines				4,450,413
Trading Companies & Distributors — 0.5%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	530,000	551,952 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	530,000	$556,366 (a)
Total Trading Companies & Distributors				1,108,318

Total Industrials				20,913,965
Information Technology — 4.2%
Communications Equipment — 1.9%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	290,000	286,883 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	300,000	310,445 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,420,000	2,524,251 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	840,000	789,586 (a)(b)
Total Communications Equipment				3,911,165
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	680,000	733,284 (a)(b)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	180,000	191,383 (a)
Total Electronic Equipment, Instruments & Components				924,667
IT Services — 0.5%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	360,000	361,670 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	360,000	356,849 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	250,000 EUR	303,483 (a)
Total IT Services				1,022,002
Semiconductors & Semiconductor Equipment — 0.4%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	840,000	869,377 (a)
Software — 0.8%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	590,000	631,234 (a)(b)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	510,000	517,486 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	430,000	443,245 (a)
Total Software				1,591,965
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	320,000	339,355 (a)

Total Information Technology				8,658,531
Materials — 5.0%
Chemicals — 0.5%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	210,000	222,764 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	841,354 (a)(b)
Total Chemicals				1,064,118
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	840,000	370,902 (a)
Metals & Mining — 4.3%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,267,895 (f)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,460,000	2,572,803 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,500,000	2,599,455 (a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	590,000	596,199 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	1,520,540 (f)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	451,261
Total Metals & Mining				9,008,153

Total Materials				10,443,173
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 1.4%
Diversified REITs — 0.5%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	760,000	$720,452
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	360,000	377,715 (a)
Total Diversified REITs				1,098,167
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	140,000	118,997
Hotel & Resort REITs — 0.5%
Service Properties Trust, Senior Notes	8.875%	6/15/32	900,000	929,386 (b)
Real Estate Management & Development — 0.1%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	103,870	6,232 (d)(e)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	84,393	1,899 (d)(e)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	110,974	2,381 (d)(e)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,146 (e)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	41,440	725 (d)(e)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	400,000	34,000 *(e)(l)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	200,000	201,832 (a)
Total Real Estate Management & Development				248,215
Specialized REITs — 0.2%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	450,000	463,817 (a)(b)

Total Real Estate				2,858,582
Utilities — 1.3%
Electric Utilities — 1.1%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	160,000	165,075 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	600,000	535,971 (a)
Eskom Holdings, Senior Notes	4.314%	7/23/27	980,000	965,389 (e)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	550,000	584,708 (a)(b)
Total Electric Utilities				2,251,143
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	390,000	413,976 (a)

Total Utilities				2,665,119
Total Corporate Bonds & Notes (Cost — $168,153,521)				177,795,842
Sovereign Bonds — 21.5%
Angola — 0.8%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	500,000	493,470 (a)
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	1,143,530 (a)
Total Angola				1,637,000
Argentina — 1.4%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,938,844	1,342,165 (a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	166,670	170,012 (e)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,370,000	1,298,075 (a)
Total Argentina				2,810,252
Bahamas — 0.7%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,000,000	998,500 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Bahamas — continued
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	$454,750 (a)
Total Bahamas				1,453,250
Benin — 0.5%

Benin Government International Bond, Senior Notes	7.960%	2/13/38	1,100,000	1,087,426 (a)
Brazil — 0.2%

Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	500,000	457,525
Chile — 0.5%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,500,000	1,122,600
Colombia — 1.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,000,000	836,510
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000	1,054,796 (b)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	830,000	579,141
Total Colombia				2,470,447
Costa Rica — 0.2%

Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	525,000 (a)
Dominican Republic — 1.2%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	602,206 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	1,807,624 (a)
Total Dominican Republic				2,409,830
Ecuador — 0.3%
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	389,403	294,494 (e)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	480,000	312,941 (a)
Total Ecuador				607,435
Egypt — 1.1%

Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,280,000	2,189,816 (e)
Ghana — 0.2%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	600,000	495,107 (a)
Guatemala — 0.6%

Guatemala Government Bond, Senior Notes	4.650%	10/7/41	1,500,000	1,229,062 (a)
Indonesia — 0.5%

Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	945,000	1,063,865 (e)
Ivory Coast — 0.7%

Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,500,000	1,395,901 (a)
Jamaica — 0.3%

Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000	595,705
Jordan — 0.5%

Jordan Government International Bond, Senior Notes	5.850%	7/7/30	960,000	953,435 (a)
Kenya — 0.5%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	500,000	527,359 (a)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	600,000	585,394 (a)
Total Kenya				1,112,753
Mexico — 1.5%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,020,000	1,784,205 (b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,500,000	$1,275,450 (b)
Total Mexico				3,059,655
Mozambique — 0.3%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	700,000	626,270 (e)
Nigeria — 1.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	920,000	914,605 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,450,000	1,324,179 (e)
Total Nigeria				2,238,784
Oman — 0.7%

Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,400,000	1,432,952 (a)
Panama — 0.7%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,890,000	1,500,736 (b)
Peru — 1.0%

Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000	1,995,216 (b)
Philippines — 0.3%

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	1,000,000	716,673
Qatar — 0.6%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	1,200,000	1,186,484 (a)
Saudi Arabia — 0.4%

Saudi Government International Bond, Senior Notes	3.250%	10/26/26	800,000	791,736 (a)
Senegal — 0.4%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000	336,229 (a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	600,000	448,305 (e)
Total Senegal				784,534
South Africa — 0.2%

Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	500,000	445,731
Turkey — 1.3%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	2,000,000	1,989,091
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	1,000,000	728,455
Total Turkey				2,717,546
Ukraine — 0.4%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	50,520	25,736 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	188,784	75,564 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	184,969	99,724 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	159,535	82,832 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	323,695	172,687 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	132,946	69,292 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	416,179	220,628 (a)
Total Ukraine				746,463
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

United Arab Emirates — 0.4%

Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	750,000	$738,415 (a)
Uruguay — 0.6%

Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	47,500,000 UYU	1,317,054
Zambia — 0.2%
Zambia Government International Bond, Senior Notes, Step bond (5.750% to 6/30/31 then 7.500%)	5.750%	6/30/33	494,942	463,389 (e)

Total Sovereign Bonds (Cost — $40,497,830)				44,378,047
Collateralized Mortgage Obligations(m) — 11.8%
BANK, 2022-BNK43 D	3.000%	8/15/55	510,000	375,732 (a)
BANK, 2022-BNK44 E	4.000%	11/15/32	600,000	444,932 (a)(h)
BANK, 2023-BNK45 E	4.000%	2/15/56	500,000	384,967 (a)
BANK5, 2024-5YR12 F	5.000%	12/15/57	500,000	400,466 (h)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	8.003%	11/15/41	1,000,000	1,005,209 (a)(h)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	400,000	343,985 (a)(h)
BX Commercial Mortgage Trust, 2019-IMC E (1 mo. Term SOFR + 2.196%)	6.559%	4/15/34	870,000	846,964 (a)(h)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.051%	5/15/34	404,673	407,570 (a)(h)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	8.053%	4/15/40	748,749	750,831 (a)(h)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.620%	10/15/36	1,000,000	997,300 (a)(h)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	320,000	228,778 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	120,142	116,343 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.313%	8/15/48	259,000	222,657 (h)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.794%	7/15/32	500,000	494,932 (a)(h)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	900,000	855,036 (a)(h)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	8.177%	7/15/38	638,172	639,672 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	9.713%	1/25/50	750,000	828,522 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.598%	10/25/33	570,000	704,013 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 B2 (30 Day Average SOFR + 7.800%)	12.148%	11/25/41	550,000	585,910 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B2 (30 Day Average SOFR + 8.500%)	12.848%	2/25/42	1,000,000	1,088,011 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA4 B2 (30 Day Average SOFR + 6.364%)	10.713%	10/25/49	1,000,000	1,119,418 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.963%	9/25/49	830,000	934,603 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	10.548%	11/25/41	1,000,000	1,041,994 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.348%	1/25/44	800,000	838,784 (a)(h)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	980,000	1,021,740 (a)(h)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,424,500	890,312
HIT Trust, 2022-HI32 J (1 mo. Term SOFR + 9.122%)	13.485%	7/15/39	400,000	405,043 (a)(h)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	290,000	292,995 (a)(h)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.687%	12/15/48	510,000	478,997 (h)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	530,000	482,466
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.926%	12/15/38	540,000	$498,319 (a)(h)
New Residential Mortgage Loan Trust, 2022-NQM4 A3	5.000%	6/25/62	555,982	553,086 (a)
OBX Trust, 2025-NQM8 A3	5.826%	3/25/65	525,867	530,309 (a)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.363%	2/15/39	824,109	810,677 (a)(h)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.714%	1/15/39	700,000	680,420 (a)(h)
Towd Point Mortgage Trust, 2016-4 B5	3.987%	7/25/56	1,060,000	758,542 (a)(h)
UBS Commercial Mortgage Trust, 2018-C15 C	5.308%	12/15/51	345,000	329,941 (h)
Verus Securitization Trust, 2023-7 B1	7.886%	10/25/68	1,000,000	1,014,128 (a)(h)

Total Collateralized Mortgage Obligations (Cost — $24,271,253)				24,403,604
Senior Loans — 10.3%
Communication Services — 1.6%
Interactive Media & Services — 0.6%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	179,540	175,757 (h)(n)(o)
X Corp., Term Loan B3	9.500%	10/26/29	980,000	964,947 (n)(o)
Total Interactive Media & Services				1,140,704
Media — 1.0%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	1,248,129	1,096,014 (d)(n)(o)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	10.205%	5/1/29	680,580	574,899 (h)(n)(o)
Ziggo Financing Partnership, Term Loan I (1 mo. Term SOFR + 2.614%)	6.978%	4/30/28	500,000	484,545 (h)(n)(o)
Total Media				2,155,458

Total Communication Services				3,296,162
Consumer Discretionary — 2.1%
Automobile Components — 0.8%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.430%	4/6/28	738,750	723,358 (h)(n)(o)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	988,387	943,910 (h)(n)(o)
Total Automobile Components				1,667,268
Diversified Consumer Services — 0.0%††
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	11.121%	6/25/30	93,014	85,748 (h)(n)(o)
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.566%	2/6/31	688,771	687,824 (h)(n)(o)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	7.566%	1/27/29	984,733	985,412 (h)(n)(o)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.610%	4/14/29	495,010	496,866 (h)(n)(o)
Total Hotels, Restaurants & Leisure				2,170,102
Specialty Retail — 0.2%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan	—	3/3/28	340,000	329,305 (p)

Total Consumer Discretionary				4,252,423
Consumer Staples — 0.6%
Beverages — 0.4%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.546%	3/31/28	787,837	789,724 (h)(n)(o)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples Distribution & Retail — 0.2%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.000%)	6.197%	9/17/31	494,873	$491,746 (h)(n)(o)

Total Consumer Staples				1,281,470
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Buckeye Partners LP, 2025 Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.066%	11/22/30	495,016	496,357 (h)(n)(o)

Financials — 1.5%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.316%	8/2/28	393,720	394,551 (h)(n)(o)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.316%	3/12/29	237,606	238,959 (h)(n)(o)
Financial Services — 0.8%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.296%	1/31/31	1,044,757	1,047,107 (h)(n)(o)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	8.316%	7/31/31	190,000	190,237 (h)(n)(o)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.816%	7/31/31	397,007	396,966 (h)(n)(o)
Total Financial Services				1,634,310
Insurance — 0.4%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.416%	8/19/28	738,608	737,164 (h)(n)(o)

Total Financials				3,004,984
Health Care — 0.4%
Health Care Equipment & Supplies — 0.4%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.316%	10/23/28	917,048	918,102 (h)(n)(o)

Industrials — 1.7%
Aerospace & Defense — 0.2%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	6.796%	2/28/31	493,763	494,715 (h)(n)(o)
Building Products — 0.4%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.807%	5/17/28	196,923	160,844 (h)(n)(o)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.566%	2/10/32	698,250	698,906 (h)(n)(o)
Total Building Products				859,750
Machinery — 0.5%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 3.000%)	7.197%	4/30/30	985,093	989,684 (h)(n)(o)
Passenger Airlines — 0.6%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.196%	2/22/31	1,201,624	1,205,229 (h)(n)(o)

Total Industrials				3,549,378
Information Technology — 1.8%
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.316%	7/2/29	516,417	517,549 (h)(n)(o)
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	6.323%	8/17/29	444,683	445,886 (h)(n)(o)
Software — 1.3%
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.808%	7/1/31	327,525	322,964 (h)(n)(o)
Red Planet Borrower LLC, Term Loan B	—	8/7/32	690,000	682,310 (p)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	1,690,000	$1,693,439 (n)(o)
Total Software				2,698,713

Total Information Technology				3,662,148
Utilities — 0.2%
Electric Utilities — 0.2%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 1.750%)	6.066%	12/20/30	394,000	395,013 (h)(n)(o)

Sovereign Bonds — 0.2%
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%)	9.584%	4/29/31	500,000	493,750 (h)(i)(j)(n)(o)

Total Senior Loans (Cost — $21,523,299)				21,349,787
Asset-Backed Securities — 7.2%
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	10.939%	4/15/34	650,000	653,754 (a)(h)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.725%	1/20/35	160,000	159,391 (a)(h)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.825%	1/20/35	510,000	511,441 (a)(h)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.800%)	7.971%	10/20/34	370,000	370,925 (a)(h)(q)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.988%	1/25/38	650,000	653,728 (a)(h)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.425%	1/20/38	440,000	438,891 (a)(h)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.419%	10/23/34	500,000	497,500 (a)(h)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.475%	10/20/35	700,000	705,209 (a)(h)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.075%	1/20/38	440,000	446,281 (a)(h)
Ballyrock CLO Ltd., 2020-14A DR (3 mo. Term SOFR + 5.850%)	10.175%	7/20/37	500,000	505,244 (a)(h)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.268%	7/15/37	600,000	607,607 (a)(h)
Beechwood Park CLO Ltd., 2019-1A ER (3 mo. Term SOFR + 6.500%)	10.822%	1/17/35	290,000	290,844 (a)(h)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.868%	1/25/35	370,000	370,003 (a)(h)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.898%	1/25/38	610,000	605,955 (a)(h)
GoldenTree Loan Management US CLO Ltd., 2020-7A ERR (3 mo. Term SOFR + 5.250%)	9.575%	4/20/34	350,000	345,265 (a)(h)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.075%	10/20/34	650,000	641,142 (a)(h)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.168%	1/25/38	240,000	242,359 (a)(h)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	15.055%	10/20/37	800,000	796,751 (a)(h)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.175%	1/20/37	330,000	328,972 (a)(h)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.506%	7/25/34	410,000	409,994 (a)(h)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	9.018%	1/25/38	740,000	735,685 (a)(h)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.218%	1/25/37	440,000	435,228 (a)(h)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.718%	10/18/35	700,000	697,341 (a)(h)
Obra CLO Ltd., 2024-1A E (3 mo. Term SOFR + 6.750%)	11.075%	1/20/38	610,000	625,859 (a)(h)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.665%	1/20/38	730,000	741,404 (a)(h)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.015%	1/20/38	270,000	273,359 (a)(h)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	10.332%	1/22/38	550,000	559,157 (a)(h)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.175%	7/19/37	190,000	190,677 (a)(h)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.275%	7/20/37	160,000	161,254 (a)(h)
Trestles CLO Ltd., 2025-8A E (3 mo. Term SOFR + 5.500%)	9.797%	6/11/35	300,000	302,182 (a)(h)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.629%	4/18/37	180,000	$182,153 (a)(h)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.825%	4/20/37	100,000	100,671 (a)(h)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	10.069%	10/24/37	360,000	364,040 (a)(h)

Total Asset-Backed Securities (Cost — $14,790,351)				14,950,266
			Shares
Preferred Stocks — 2.2%
Financials — 2.2%
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		55,664	1,400,506 (h)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		65,267	1,517,458 (h)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.902%		66,471	1,622,557 (h)

Total Preferred Stocks (Cost — $4,496,201)				4,540,521
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.5%
Communication Services — 0.4%
Media — 0.4%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	398,926	812,892 (b)(d)

Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	310,000	322,407

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	615 (e)

Total Convertible Bonds & Notes (Cost — $758,854)				1,135,914
			Shares
Common Stocks — 0.1%
Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			1,820	58,040 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			229	279 *(i)(r)
Spirit Aviation Holdings Inc.			39,554	48,256 *

Total Industrials				48,535
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	574 *(i)

Total Common Stocks (Cost — $587,253)				107,149
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $342,120)		3/12/30	28,104	$34,287 *(a)(i)(r)
Total Investments before Short-Term Investments (Cost — $275,420,682)				288,695,417
	Rate		Shares
Short-Term Investments — 1.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,246,084)	4.246%		2,246,084	2,246,084 (s)(t)
Total Investments — 140.8% (Cost — $277,666,766)				290,941,501
Liabilities in Excess of Other Assets — (40.8)%				(84,365,007)
Total Net Assets — 100.0%				$206,576,494

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	The coupon payment on this security is currently in default as of August 31, 2025.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Value is less than $1.
(l)	The maturity principal is currently in default as of August 31, 2025.
(m)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	All or a portion of this loan has not settled as of August 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(q)	Securities traded on a when-issued or delayed delivery basis.
(r)	Restricted security (Note 3).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2025, the total market value of investments in Affiliated Companies was $2,246,084 and the cost was $2,246,084 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

 Western Asset Global High Income Fund Inc.
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At August 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.750%	6/25/2025	9/25/2025	$5,824,262	Corporate Bonds & Notes Cash	$6,393,095 10,191
Deutsche Bank AG	4.870%	8/13/2025	11/19/2025	2,176,748	Corporate Bonds & Notes Cash	2,574,411 3,809
Goldman Sachs Group Inc.	4.850%	12/20/2024	TBD***	1,041,483	Corporate Bonds & Notes Cash	1,547,236 4,681
Goldman Sachs Group Inc.	5.000%	12/20/2024	TBD***	738,381	Corporate Bonds & Notes Cash	1,129,461 3,319
				$9,780,874		$11,666,203

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of August 31, 2025.

At August 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,093,951	USD	2,466,857	Goldman Sachs Group Inc.	10/16/25	$(9,691)
USD	8,726	GBP	6,390	Goldman Sachs Group Inc.	10/16/25	86
USD	3,222,643	EUR	2,726,827	JPMorgan Chase & Co.	10/16/25	22,824
Net unrealized appreciation on open forward foreign currency contracts						$13,219

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Global High Income Fund Inc.
At August 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$1,421,000	6/20/30	5.000% quarterly	$102,361	$76,810	$25,551

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return.
Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$32,074,459	$372,703	$32,447,162
Financials	—	26,681,173	0 *	26,681,173
Health Care	—	12,017,880	0 *	12,017,880
Other Corporate Bonds & Notes	—	106,649,627	—	106,649,627
Sovereign Bonds	—	44,378,047	—	44,378,047
Collateralized Mortgage Obligations	—	24,403,604	—	24,403,604
Senior Loans:
Sovereign Bonds	—	—	493,750	493,750
Other Senior Loans	—	20,856,037	—	20,856,037
Asset-Backed Securities	—	14,950,266	—	14,950,266
Preferred Stocks	$4,540,521	—	—	4,540,521
Convertible Bonds & Notes	—	1,135,914	—	1,135,914
Common Stocks:
Consumer Discretionary	58,040	—	—	58,040
Industrials	48,256	279	—	48,535
Real Estate	—	574	—	574
Warrants	—	34,287	—	34,287
Total Long-Term Investments	4,646,817	283,182,147	866,453	288,695,417
Short-Term Investments†	2,246,084	—	—	2,246,084
Total Investments	$6,892,901	$283,182,147	$866,453	$290,941,501
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$22,910	—	$22,910
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	25,551	—	25,551
Total Other Financial Instruments	—	$48,461	—	$48,461
Total	$6,892,901	$283,230,608	$866,453	$290,989,962

Western Asset Global High Income Fund Inc. 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$9,691	—	$9,691

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected in such company for the period ended August 31, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,002,223	$12,934,064	12,934,064	$15,690,203	15,690,203

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$15,410	—	$2,246,084
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 8/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	229	3/25	$2,788	$279	$1.22	0.00%(a)
Spirit Airlines LLC, Warrants	28,104	3/25	342,120	34,287 (b)	1.22	0.02
			$344,908	$34,566		0.02%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Global High Income Fund Inc. 2025 Quarterly Report